STOCKHOLDERS' EQUITY - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 26, 2021 shares	Dec. 15, 2017 USD ($) vote d $ / shares shares	Mar. 12, 2013 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 25, 2021 shares
Equity [Line Items]
Preferred stock, shares issued (in shares) | shares				0	0
Preferred stock, par value (in usd per share)				$ 0.01	$ 0.01
Price per share (in usd per share)			$ 4.00
Common stock, par value (in usd per share)				$ 0.01	$ 0.01
Percentage of declared dividends		100.00%
Number of votes per share | vote		1
Issuance of common stock (in shares) | shares			7,500,000
Proceeds from issuance of common stock, gross | $			$ 30,000
Common stock issuance, transaction cost | $			2,300
Net proceeds from issuance of common stock | $			$ 27,700	$ 4	$ 17
Issuance of warrants to acquire additional shares (in shares) | shares			2,000,000
Issuance of warrants to acquire additional shares, exercise price (in usd per share)			$ 5.00
Warrants expiration term			5 years
Reverse stock split, conversion ratio	0.1
Common stock, shares authorized (in shares) | shares	140,000,000			1,400,000,000	1,400,000,000	1,400,000,000
Series C Convertible Preferred Stock
Equity [Line Items]
Common stock, par value (in usd per share)		$ 0.01
Convertible preferred stock conversion price per share (in usd per share)		$ 1.96
Preferred stock, dividend rate, percentage		6.00%
Percentage threshold closing sale price of common stock higher than conversion price		170.00%
Trading days | d		5
Purchase Agreement | SPHG Holdings | Series C Convertible Preferred Stock
Equity [Line Items]
Preferred stock, shares issued (in shares) | shares		35,000
Preferred stock, par value (in usd per share)		$ 0.01
Price per share (in usd per share)		$ 1,000
Proceeds from issuance of preferred stock | $		$ 35,000
Percentage of stated value		100.00%
Repurchase Agreements | Warrant | Steel Holdings
Equity [Line Items]
Repurchase price of warrant (in usd per share)		$ 100